Offsets	Nov. 13, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93827
Initial Filing Date	May 30, 2025
Fee Offset Claimed	$ 183.72
Offset Note	Destiny Alternative Fund (TEI) LLC
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Destiny Alternative Fund LLC
Form or Filing Type	SC TO
File Number	005-93827
Filing Date	May 30, 2025
Fee Paid with Fee Offset Source	$ 275.58